INSURANCE CLAIMS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of claims and benefits paid [text block] [Abstract]
Schedule of Insurance Claims [Text Block]
Insurance claims comprise:	2017 £m	2016 £m	2015 £m
Life insurance and participating investment contracts
Claims and surrenders	(8,898)	(8,617)	(7,983)
Change in insurance and participating investment contracts (note 31)	(9,067)	(14,160)	2,898
Change in non-participating investment contracts	2,836	679	(438)
	(15,129)	(22,098)	(5,523)
Reinsurers’ share	35	106	101
	(15,094)	(21,992)	(5,422)
Change in unallocated surplus	(147)	14	63
Total life insurance and participating investment contracts	(15,241)	(21,978)	(5,359)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(337)	(366)	(370)
Total insurance claims	(15,578)	(22,344)	(5,729)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(675)	(635)	(631)
Maturities	(1,280)	(1,347)	(1,348)
Surrenders	(5,674)	(5,444)	(4,811)
Annuities	(985)	(949)	(902)
Other	(284)	(242)	(291)
Total life insurance gross claims and surrenders	(8,898)	(8,617)	(7,983)